ASHMORE FUNDS

Supplement dated June 26, 2020 to the Ashmore Funds Prospectus, Dated February 28, 2020

Disclosure Related to the Ashmore Funds (the “Funds”)

This supplement contains information that amends, modifies or supersedes certain information contained in the Prospectus of the Funds dated February 28, 2020 (the “Prospectus”).

The following changes will be effective June 30, 2020:

1.    The first paragraph after the bullet points in the section entitled “Classes of Shares—Class C Shares” is hereby deleted in its entirety and replaced with the following:

All Class C shares of a Fund will automatically convert to Class A shares of the same Fund following the eight-year anniversary of purchase. Such conversions are subject to certain limitations as described below under “How to Sell or Exchange Shares—Automatic Conversion of Class C Shares Into Class A Shares.”

2.    The first paragraph of the section entitled “How to Sell or Exchange Shares” is hereby deleted in its entirety and replaced with the following:

When you may redeem or exchange Class A or Class C Shares. You may sell your Class A or Class C Shares back to a Fund or exchange your Class A or Class C Shares of one Fund for shares of the same class of another series of the Trust on any day the NYSE is open through your financial intermediary, by sending a letter of instruction to the Funds, or by calling the Funds’ transfer agent at 866-876-8294. You may also be eligible to exchange your Class A, Class C or Institutional Class Shares of one Fund for Class A or Institutional Class Shares (as applicable) of the same Fund if you (i) have invested in Class A or Class C Shares through a comprehensive or “wrap” fee program or other fee-based program sponsored by a broker-dealer, bank, financial intermediary or registered investment adviser, (ii) you have invested in Class A or Class C Shares and are in the process of transferring shares to such program or (iii) a financial intermediary automatically exchanges Class C for Class A Shares of the same Fund without the imposition of any front-end or contingent deferred sales charges, provided that any such exchange may be made only with respect to shares following the third-year anniversary of their purchase and only where the shares to be exchanged are not then subject to a CDSC (each, an “intra-Fund exchange”). In addition, if you have purchased Class A or Class C Shares as part of an employee benefit plan or employer-sponsored retirement plan, you may be potentially eligible to invest in Institutional Class Shares by reason of your investment in such employee benefit plan or employee sponsored retirement plan. In such event, subject to the discretion of the Distributor and the limitations noted in this Prospectus, you may exchange your Class A or Class C Shares for Institutional Class Shares of equal aggregate value of the same Fund. No sales charges or other charges will apply to any such exchange. Excluding intra-Fund exchanges initiated by a financial intermediary on behalf of a shareholder, an intra-Fund exchange will generally be processed only in instances where the accounts are not currently subject to a CDSC and only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program or involving an employee benefit plan or employer-sponsored retirement plan where the Class A or Class C Shares are available. The Distributor may agree with financial intermediaries to allow this exchange privilege for accounts currently subject to a CDSC and outside of pre-arranged, multiple-client transactions. In such situations, the financial intermediary may or may not reimburse the Distributor for a portion of any CDSC that the Distributor would have otherwise collected on the transaction or a portion of the distribution fees previously advanced by the Distributor to the financial intermediary in connection with the initial sale of the Class A or Class C Shares. You should contact a representative of your financial intermediary to learn more about the details of this intra-Fund exchange feature.

3.    The tenth paragraph of the section “How to Sell or Exchange Shares” is hereby deleted in its entirety and replaced with the following:

Automatic Conversion of Class C Shares Into Class A Shares. All Class C shares of a Fund held in accounts directly with the Trust’s transfer agent will automatically convert to Class A shares of the same Fund on or about the first business day of the month following the eight-year anniversary of purchase. The timing of the conversion for Class C shareholders who purchase and hold their Fund shares through different financial intermediaries may vary following the eight-year anniversary of purchase. Such conversions will be effected on the basis of the relative net asset values of the Class C and Class A shares involved in the conversion. See “Distribution of Trust Shares and Multiple Share Classes—Additional Information About Automatic Conversion of Class C Shares Into Class A Shares” in the Statement of Additional Information for additional detail and certain limitations

4.    The following replaces the language under “Merrill Lynch” in the section entitled “Appendix A—Intermediary-Specific Sales Waivers” in its entirety:

Merrill Lynch

Broker-Defined Sales Charge Waiver Policies at Merrill Lynch

Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

●

Employer-sponsored retirement, deferred compensation and employee benefit · plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

●	Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)

●	Shares purchased through a Merrill Lynch affiliated investment advisory program

●

Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

●	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

●	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

●	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

●	Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

●	Employees and registered representatives of Merrill Lynch or its affiliates and their family members

●	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

●

Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC Waivers on Class A and C Shares available at Merrill Lynch

●	Death or disability of the shareholder

●	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

●	Return of excess contributions from an IRA Account

●	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

●	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

●	Shares acquired through a right of reinstatement

●	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

●

Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

●	Breakpoints as described in this prospectus

●

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in this prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

●	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Investors Should Retain This Supplement for Future Reference

ASHMORE FUNDS

Supplement dated June 26, 2020 to the Ashmore Emerging Markets Short Duration Select Fund’s Prospectus, Dated June 14, 2020

Disclosure Related to the Ashmore Emerging Markets Short Duration Select Fund (the “Fund”)

This supplement contains information that amends, modifies or supersedes certain information contained in the Prospectus of the Fund dated June 14, 2020 (the “Prospectus”).

The following changes will be effective June 30, 2020:

1.	The first paragraph after the bullet points in the section entitled “Classes of Shares—Class C Shares” is hereby deleted in its entirety and replaced with the following:

All Class C shares of the Fund will automatically convert to Class A shares of the Fund following the eight-year anniversary of purchase. Such conversions are subject to certain limitations as described below under “How to Sell or Exchange Shares—Automatic Conversion of Class C Shares Into Class A Shares.”

2.	The first paragraph of the section entitled “How to Sell or Exchange Shares” is hereby deleted in its entirety and replaced with the following:

When you may redeem or exchange Class A or Class C Shares. You may sell your Class A or Class C Shares back to the Fund or exchange your Class A or Class C Shares of the Fund for shares of the same class of another series of the Trust on any day the NYSE is open through your financial intermediary, by sending a letter of instruction to the Fund, or by calling the Fund’s transfer agent at 866-876-8294. You may also be eligible to exchange your Class A, Class C or Institutional Class Shares of one Fund for Class A or Institutional Class Shares (as applicable) of the same Fund if you (i) have invested in Class A or Class C Shares through a comprehensive or “wrap” fee program or other fee-based program sponsored by a broker-dealer, bank, financial intermediary or registered investment adviser, (ii) you have invested in Class A or Class C Shares and are in the process of transferring shares to such program or (iii) a financial intermediary automatically exchanges Class C for Class A Shares of the same Fund without the imposition of any front-end or contingent deferred sales charges, provided that any such exchange may be made only with respect to shares following the third-year anniversary of their purchase and only where the shares to be exchanged are not then subject to a CDSC (each, an “intra-Fund exchange”). In addition, if you have purchased Class A or Class C Shares as part of an employee benefit plan or employer-sponsored retirement plan, you may be potentially eligible to invest in Institutional Class Shares by reason of your investment in such employee benefit plan or employee sponsored retirement plan. In such event, subject to the discretion of the Distributor and the limitations noted in this Prospectus, you may exchange your Class A or Class C Shares for Institutional Class Shares of equal aggregate value of the same Fund. No sales charges or other charges will apply to any such exchange. Excluding intra-Fund exchanges initiated by a financial intermediary on behalf of a shareholder, an intra-Fund exchange will generally be processed only in instances where the accounts are not currently subject to a CDSC and only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program or involving an employee benefit plan or employer-sponsored retirement plan where the Class A or Class C Shares are available. The

Distributor may agree with financial intermediaries to allow this exchange privilege for accounts currently subject to a CDSC and outside of pre-arranged, multiple-client transactions. In such situations, the financial intermediary may or may not reimburse the Distributor for a portion of any CDSC that the Distributor would have otherwise collected on the transaction or a portion of the distribution fees previously advanced by the Distributor to the financial intermediary in connection with the initial sale of the Class A or Class C Shares. You should contact a representative of your financial intermediary to learn more about the details of this intra-Fund exchange feature.

5.    The tenth paragraph of the section “How to Sell or Exchange Shares” is hereby deleted in its entirety and replaced with the following:

Automatic Conversion of Class C Shares Into Class A Shares. All Class C shares of the Fund held in accounts directly with the Trust’s transfer agent will automatically convert to Class A shares of the same Fund on or about the first business day of the month following the eight-year anniversary of purchase. The timing of the conversion for Class C shareholders who purchase and hold their Fund shares through different financial intermediaries may vary following the eight-year anniversary of purchase. Such conversions will be effected on the basis of the relative net asset values of the Class C and Class A shares involved in the conversion. See “Distribution of Trust Shares and Multiple Share Classes—Additional Information About Automatic Conversion of Class C Shares Into Class A Shares” in the Statement of Additional Information for additional detail and certain limitations

6.    The following replaces the language under “Merrill Lynch” in the section entitled “Appendix A—Intermediary-Specific Sales Waivers” in its entirety:

Merrill Lynch

Broker-Defined Sales Charge Waiver Policies at Merrill Lynch

Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

●

Employer-sponsored retirement, deferred compensation and employee benefit · plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

●	Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)

●	Shares purchased through a Merrill Lynch affiliated investment advisory program

●

Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

●	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

●	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

●	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

●	Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

●	Employees and registered representatives of Merrill Lynch or its affiliates and their family members

●	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

●

Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC Waivers on Class A and C Shares available at Merrill Lynch

●	Death or disability of the shareholder

●	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

●	Return of excess contributions from an IRA Account

●	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

●	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

●	Shares acquired through a right of reinstatement

●	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

●

Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

●	Breakpoints as described in this prospectus

●

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in this prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

●	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Investors Should Retain This Supplement for Future Reference

ASHMORE FUNDS

Supplement dated June 26, 2020 to the Ashmore Funds Statement of Additional Information,

Dated February 28, 2020 (as amended on June 14, 2020)

This supplement contains information that amends, modifies or supersedes certain information contained in the Statement of Additional Information of the Funds dated February 28, 2020 (as amended on June 14, 2020).

The following changes will be effective June 30, 2020:

1.

The first paragraph in the section entitled “Distribution of Trust Shares and Multiple Shares Classes—Additional Information About Automatic Conversion of Class C Shares into Class A Shares” is hereby deleted in its entirety and replaced with the following:

All Class C shares of a Fund held in accounts directly with the Trust’s transfer agent will automatically convert to Class A shares of the same Fund on or about the first business day of the month following the eight-year anniversary of purchase. All Class C shares of a Fund held through a financial intermediary (subject to the exceptions noted below) will automatically convert to Class A shares of the same Fund following the eight-year anniversary of purchase. Although the timing of this conversion may differ from the timing stated above, it is expected to occur during the month following the eight-year anniversary of purchase. Such conversions will be effected on the basis of the relative net asset values of the Class C and Class A shares involved in the conversion. When Class C shares convert, any other Class C shares that were acquired by the shareholder by the reinvestment of dividends or distributions will also convert to Class A shares.

2.	The following replaces the language under “Distribution of Trust Shares and Multiple Share Classes—Class A Shares: Broker-Defined Sales Charge Waiver Policies” in its entirety:

Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

●

Employer-sponsored retirement, deferred compensation and employee benefit · plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

●	Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)

●	Shares purchased through a Merrill Lynch affiliated investment advisory program

●

Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

●	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

●	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

●	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

●	Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

●	Employees and registered representatives of Merrill Lynch or its affiliates and their family members

●	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

●

Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC Waivers on Class A and C Shares available at Merrill Lynch

●	Death or disability of the shareholder

●	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

●	Return of excess contributions from an IRA Account

●	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

●	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

●	Shares acquired through a right of reinstatement

●	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

●

Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

●	Breakpoints as described in this prospectus

●

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in this prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

●	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

3.	The following replaces the first paragraph in the section entitled “Share Purchases, Exchanges and Redemptions—Exchange Privilege” in its entirety:

Exchange Privilege. As described and subject to any limits in the Prospectus under “How to Sell or Exchange Shares” and in this SAI, a shareholder may exchange shares of any Fund for shares of the same class of any other series of the Trust that is available for investment and may be eligible to exchange Class A, Class C or Institutional Class Shares of one Fund for Class A or Institutional Class Shares (as applicable) of the same Fund (an “intra-Fund exchange”), on the basis of their respective net asset values. The original purchase date(s) of shares exchanged for purposes of calculating any CDSC will carry over to the investment in the new Fund. For example, if a shareholder invests in Class C Shares of one Fund and 6 months later (when the CDSC upon redemption would normally be 1.00%) exchanges his shares for Class C Shares of another Fund, no sales charge would be imposed upon the exchange, but the investment in the other Fund would be subject to the 1% CDSC until one year after the date of the shareholder’s investment in the first Fund as described herein. An intra-Fund exchange will generally be permitted only in instances where the accounts are not currently subject to a CDSC. However, the Distributor may agree with financial intermediaries to allow an intra-Fund exchange for accounts currently subject to a CDSC in certain situations. Shareholders should contact a representative of their financial intermediary to learn more about the details of this intra-Fund exchange feature (please see the Prospectus for additional details).

Investors Should Retain This Supplement for Future Reference